Note 9 - Income Taxes - Reconciliation of Income Tax Rate (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Computed (expected tax rate)	21.00%	21.00%
State income taxes (net of federal tax benefit)	3.70%	3.10%
Federal credits	(0.80%)	(0.30%)
Reduction to uncertain tax positions	0.00%	(0.10%)
Permanent differences	0.10%	0.00%
State credit expiration	0.90%	0.00%
Change in valuation allowance	(1.10%)	0.20%
Federal return to accrual	(0.90%)	0.00%
Federal net operating loss (NOL) carryback rate difference	0.00%	(2.80%)
Interest received on federal NOL carryback	(0.30%)	(0.20%)
Other	0.40%	0.30%
Effective income tax rate	23.00%	21.20%